Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Lubricants	$ 1,985	$ 2,200
Bunkers	1,628	1,667
Total	$ 3,613	$ 3,867